Trade payables and other current liabilities (Tables)	3 Months Ended
Mar. 31, 2024
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Trade payables and other current liabilities as of March 31, 2024, and December 31, 2023, are as follows:

	Balance as of March 31,	Balance as of December 31,
	2024	2023
	($ in thousands)
Trade accounts payable	85,115	77,266
Accruals on Spanish market prices differences (Note 17)	12,194	12,475
Down payments from clients and other deferred income	14,875	16,905
Other accounts payable	32,609	35,067
Total	144,793	141,713